Income and Expenses - Summary of Interest Income (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis Of Income And Expense [Abstract]
Interest income on cash and cash equivalents (Note 16)	₱ 1,022	₱ 957	₱ 612
Interest income arising from revenue contracts with customers	430	340
Interest income on financial instruments at FVOCI	239
Interest income on financial instruments at amortized cost (Note 13)	6	6	8
Interest income – others	48	640	792
Total interest income	₱ 1,745	₱ 1,943	₱ 1,412